LEASES	12 Months Ended
Dec. 31, 2022
Disclosure of leases [Abstract]
LEASES	LEASES

The Company is obligated under various leases for office spaces and office equipment.

Movements in right-of-use assets and lease liabilities as of December 31, 2022 and 2021 were as follows:

Right-of-use assets	Office spaces	Office equipments	Computers	Total

January 1, 2022	104,565	22,104	17,912	144,581
Additions	22,403	320	11,809	34,532
Additions from business combinations (note 26.2)	3,624	—	—	3,624
Depreciation (note 6)	(21,800)	(3,181)	(10,263)	(35,244)
Foreign currency translation	(182)	—	—	(182)
December 31, 2022	108,610	19,243	19,458	147,311

Right-of-use assets	Office spaces	Office equipments	Computers	Total

January 1, 2021	76,374	9,486	4,150	90,010
Additions	46,237	14,972	17,873	79,082
Disposals	(575)	—	—	(575)
Depreciation (note 6)	(17,368)	(2,354)	(4,111)	(23,833)
Translation	(103)	—	—	(103)
December 31, 2021	104,565	22,104	17,912	144,581

Lease liabilities

	As of December 31,
	2022	2021
Balance at beginning of year	134,485	87,598
Additions (1)	36,090	74,011
Additions from business combinations (note 26.2)	3,792	—
Foreign exchange difference (1)	(7,976)	(4,031)
Foreign currency translation (2)	(689)	(89)
Interest expense (1)	6,822	5,415
Payments (2)	(37,386)	(27,201)
Disposals	—	(1,218)
Balance at end of year	135,138	134,485

(1) Non-cash transactions.
(2) Cash transactions.

The Company has some lease contracts that have not yet commenced as of December 31, 2022 and 2021. The future lease payments for these lease contracts are disclosed as follows:

As of December 31, 2022
Year	Amount
2023	207
2024	311
2025	311
2026	311
2027	311
2028	104

As of December 31, 2021
Year	Amount
2022	141

The outstanding balance of the lease liabilities as of December 31, 2022 and 2021 is as follows:

	As of December 31,
Lease liabilities	2022	2021

Current	37,681	25,917
Non-current	97,457	108,568
TOTAL	135,138	134,485

The maturity analysis of lease liabilities is presented in note 29.5.
The expense related to short-term and low-value leases was not material.